June 30, 2001                                  . Pacific Select Fund

                                               . Pacific Select Exec
                                                 Separate Account of
                                                 Pacific Life Insurance Company






                                  Semi-Annual
                                    Reports







                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND

        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Schedules of Investments and Notes.................................. B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. C-1

          Statements of Operations.......................................... C-5

          Statements of Changes in Net Assets............................... C-9

        Financial Highlights................................................ D-1

        Notes to Financial Statements....................................... E-1

        PACIFIC SELECT EXEC SEPARATE ACCOUNT

        Financial Statements:

          Statement of Assets and Liabilities............................... F-1

          Statement of Operations........................................... F-5

          Statement of Changes in Net Assets................................ F-9

        Notes to Financial Statements....................................... G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (Unaudited)
(In thousands)

                           Blue   Aggressive Aggressive Emerging Diversified Small-Cap International            I-Net
                           Chip     Growth     Equity   Markets   Research    Equity     Large-Cap    Equity  Tollkeeper
                         Variable  Variable   Variable  Variable  Variable   Variable    Variable    Variable  Variable
                         Account   Account    Account   Account    Account    Account     Account    Account   Account
                         -----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $15,859
 Aggressive Growth
 Portfolio..............            $4,462
 Aggressive Equity
 Portfolio..............                      $33,292
 Emerging Markets
 Portfolio..............                                $20,362
 Diversified Research
 Portfolio..............                                           $8,906
 Small-Cap Equity
 Portfolio..............                                                     $250,940
 International Large-Cap
 Portfolio..............                                                                  $27,717
 Equity Portfolio.......                                                                             $63,493
 I-Net Tollkeeper
 Portfolio..............                                                                                        $4,793

Receivables:
 Due from Pacific Life
 Insurance Company......     116        66         37                   6         208       1,300        706
 Fund shares redeemed...                                     27
                         -----------------------------------------------------------------------------------------------
Total Assets............  15,975     4,528     33,329    20,389     8,912     251,148      29,017     64,199     4,793
                         -----------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                     27
 Fund shares purchased..     116        66         37                   6         208       1,300        706
                         -----------------------------------------------------------------------------------------------
Total Liabilities.......     116        66         37        27         6         208       1,300        706
                         -----------------------------------------------------------------------------------------------
NET ASSETS.............. $15,859    $4,462    $33,292   $20,362    $8,906    $250,940     $27,717    $63,493    $4,793
                         -----------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   1,778       479      3,262     3,220       825      13,505       4,070      3,035       829
                         -----------------------------------------------------------------------------------------------
Cost of Investments..... $16,714    $4,413    $41,219   $23,469    $8,922    $328,471     $30,836    $92,319    $6,844
                         -----------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)

                         Financial  Health              Telecom-    Multi-   Equity  Strategic  Growth  Focused
                         Services  Sciences Technology munications Strategy  Income    Value      LT       30
                         Variable  Variable  Variable   Variable   Variable Variable Variable  Variable Variable
                          Account  Account   Account     Account   Account  Account   Account  Account  Account
                         ---------------------------------------------------------------------------------------
ASSETS

Investments:
 Financial Services
 Portfolio..............  $1,599
 Health Sciences
 Portfolio..............            $3,109
 Technology Portfolio...                      $3,183
 Telecommunications
 Portfolio..............                                  $387
 Multi-Strategy
 Portfolio..............                                           $160,666
 Equity Income
 Portfolio..............                                                    $212,452
 Strategic Value
 Portfolio..............                                                              $2,804
 Growth LT Portfolio....                                                                       $421,193
 Focused 30 Portfolio...                                                                                 $1,653

Receivables:
 Due from Pacific Life
 Insurance Company......       4         4        17         4           23        1      10      1,303
 Fund shares redeemed...                                                           1
                         ---------------------------------------------------------------------------------------
Total Assets............   1,603     3,113     3,200       391      160,689  212,454   2,814    422,496   1,653
                         ---------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Fund shares purchased..       4         4        17         4           23               10      1,303
                         ---------------------------------------------------------------------------------------
Total Liabilities.......       4         4        17         4           23               10      1,303
                         ---------------------------------------------------------------------------------------
NET ASSETS..............  $1,599    $3,109    $3,183      $387     $160,666 $212,454  $2,804   $421,193  $1,653
                         ---------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............     162       336       445        54       10,655    9,539     295     19,214     245
                         ---------------------------------------------------------------------------------------
Cost of Investments.....  $1,560    $2,974    $3,443      $444     $164,633 $232,915  $2,860   $592,172  $2,026
                         ---------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)

                         Mid-Cap  International    Capital    Mid-Cap   Global   Equity  Small-Cap           Inflation
                          Value       Value     Opportunities  Growth   Growth   Index     Index     REIT     Managed
                         Variable   Variable      Variable    Variable Variable Variable Variable  Variable  Variable
                         Account     Account       Account    Account  Account  Account   Account  Account  Account (1)
                         ----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Mid-Cap Value
 Portfolio.............. $53,394
 International Value
 Portfolio..............            $180,136
 Capital Opportunities
 Portfolio..............                           $6,024
 Mid-Cap Growth
 Portfolio..............                                       $2,979
 Global Growth
 Portfolio..............                                                 $419
 Equity Index Portfolio.                                                        $446,094
 Small-Cap Index
 Portfolio..............                                                                  $21,062
 REIT Portfolio.........                                                                           $17,512
 Inflation Managed
 Portfolio (1)..........                                                                                      $35,885

Receivables:
 Due from Pacific Life
 Insurance Company......     105          55           18         320      40        309       85       18         89
                         ----------------------------------------------------------------------------------------------
Total Assets............  53,499     180,191        6,042       3,299     459    446,403   21,147   17,530     35,974
                         ----------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Fund shares purchased..     105          55           18         320      40        309       85       18         89
                         ----------------------------------------------------------------------------------------------
Total Liabilities.......     105          55           18         320      40        309       85       18         89
                         ----------------------------------------------------------------------------------------------
NET ASSETS.............. $53,394    $180,136       $6,024      $2,979    $419   $446,094  $21,062  $17,512    $35,885
                         ----------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   3,855      13,685          629         306      45     14,157    1,947    1,353      3,344
                         ----------------------------------------------------------------------------------------------
Cost of Investments..... $49,714    $219,314       $6,382      $3,060    $434   $436,515  $22,637  $15,670    $34,999
                         ----------------------------------------------------------------------------------------------

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)

                                             High    Large-
                         Managed   Money    Yield     Cap
                           Bond    Market    Bond    Value   Variable Variable Variable Variable
                         Variable Variable Variable Variable Account  Account  Account  Account
                         Account  Account  Account  Account     I        II      III       IV
                         -----------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond Portfolio. $187,581
 Money Market Portfolio.          $188,300
 High Yield Bond
 Portfolio..............                   $48,555
 Large-Cap Value
 Portfolio..............                            $57,381
 Brandes International
 Equity Portfolio.......                                     $23,032
 Turner Core Growth
 Portfolio..............                                              $12,680
 Frontier Capital
 Appreciation Portfolio.                                                       $18,506
 Clifton Enhanced U.S.
 Equity Portfolio.......                                                                 $9,417

Receivables:
 Due from Pacific Life
 Insurance Company......       12                       135        2        5        5
 Fund shares redeemed...             3,927      72
                         -----------------------------------------------------------------------
Total Assets............  187,593  192,227  48,627   57,516   23,034   12,685   18,511    9,417
                         -----------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......             3,927      72
 Fund shares purchased..       12                       135        2        5        5
                         -----------------------------------------------------------------------
Total Liabilities.......       12    3,927      72      135        2        5        5
                         -----------------------------------------------------------------------
NET ASSETS.............. $187,581 $188,300 $48,555  $57,381  $23,032  $12,680  $18,506   $9,417
                         -----------------------------------------------------------------------
Shares Owned in each
Portfolio...............   17,418   18,668   6,491    4,704    1,662      850    1,041      627
                         -----------------------------------------------------------------------
Cost of Investments..... $187,850 $188,572 $53,025  $59,521  $24,611  $17,129  $18,510  $11,199
                         -----------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                       Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap International             I-Net
                       Chip       Growth      Equity   Markets    Research    Equity     Large-Cap    Equity   Tollkeeper
                     Variable    Variable    Variable  Variable   Variable   Variable    Variable    Variable   Variable
                    Account (1) Account (1)  Account   Account     Account    Account     Account    Account    Account
                    -----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.........       $3                                           $5     $36,756         $159     $3,803
                    -----------------------------------------------------------------------------------------------------
Net Investment
Income.............        3                                            5      36,756           159     3,803
                    -----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized loss
 from security
 transactions......      (22)      ($30)     ($1,867)  ($5,746)       (87)    (17,739)      (2,125)    (3,476)  ($1,021)
 Net unrealized
 appreciation
 (depreciation) on
 investments.......     (855)        49         (884)    4,522        (29)    (10,548)      (1,336)   (10,984)      186
                    -----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments........     (877)        19       (2,751)   (1,224)      (116)    (28,287)      (3,461)   (14,460)     (835)
                    -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS....    ($874)       $19      ($2,751)  ($1,224)     ($111)     $8,469      ($3,302)  ($10,657)    ($835)
                    -----------------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                          Financial    Health                 Telecom-    Multi-   Equity   Strategic  Growth   Focused
                          Services    Sciences   Technology  munications Strategy  Income     Value      LT        30
                          Variable    Variable    Variable    Variable   Variable Variable  Variable  Variable  Variable
                         Account (1) Account (1) Account (1) Account (1) Account  Account    Account  Account   Account
                         -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............                                                  $2,441   $2,755       $5     $66,963      $1
                         -----------------------------------------------------------------------------------------------
Net Investment Income...                                                   2,441    2,755        5      66,963       1
                         -----------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from
 security transactions..     ($1)       ($22)       ($143)      ($41)      1,660    4,698      (43)     11,511     (93)
 Net unrealized
 appreciation
 (depreciation) on
 investments............      38         135         (260)       (57)     (4,697) (16,009)     (45)   (163,625)   (223)
                         -----------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........      37         113         (403)       (98)     (3,037) (11,311)     (88)   (152,114)   (316)
                         -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........     $37        $113        ($403)      ($98)      ($596) ($8,556)    ($83)   ($85,151)  ($315)
                         -----------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                   Mid-Cap  International    Capital      Mid-Cap     Global     Equity   Small-Cap           Inflation
                    Value       Value     Opportunities   Growth      Growth     Index      Index     REIT     Managed
                   Variable   Variable      Variable     Variable    Variable   Variable  Variable  Variable  Variable
                   Account     Account     Account (1)  Account (1) Account (1) Account    Account  Account  Account (2)
                   -----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends........  $1,266      $4,269                                            $3,772   $1,679      $146     $793
                   -----------------------------------------------------------------------------------------------------
Net Investment
Income............   1,266       4,269                                             3,772    1,679       146      793
                   -----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.....     419      (4,624)        ($12)        ($6)        ($2)       9,220     (173)      170     (141)
 Net unrealized
 appreciation
 (depreciation) on
 investments .....   1,668     (31,090)        (359)        (81)        (15)     (44,785)    (311)      812      261
                   -----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.......   2,087     (35,714)        (371)        (87)        (17)     (35,565)    (484)      982      120
                   -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS...  $3,353    ($31,445)       ($371)       ($87)       ($17)    ($31,793)  $1,195    $1,128     $913
                   -----------------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond     Value    Variable  Variable  Variable Variable
                         Variable Variable  Variable  Variable  Account   Account   Account  Account
                         Account  Account   Account   Account      I         II       III       IV
                         ----------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $4,790   $5,043    $2,522    $1,502       $56        $2      $139     $15
                         ----------------------------------------------------------------------------
Net Investment Income...   4,790    5,043     2,522     1,502        56         2       139      15
                         ----------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........      45      (74)   (1,507)      194       369    (1,436)   (3,460)   (270)
 Net unrealized
 appreciation
 (depreciation) on
 investments............  (1,080)     150       (94)   (2,980)   (2,142)     (798)    4,018    (398)
                         ----------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........  (1,035)      76    (1,601)   (2,786)   (1,773)   (2,234)      558    (668)
                         ----------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  $3,755   $5,119      $921   ($1,284)  ($1,717)  ($2,232)     $697   ($653)
                         ----------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                        Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap  International             I-Net
                        Chip       Growth      Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper
                      Variable    Variable    Variable  Variable   Variable   Variable     Variable    Variable   Variable
                     Account (1) Account (1)  Account   Account     Account    Account      Account    Account    Account
                     ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS
 Net Investment
 Income.............        $3                                          $5     $36,756         $159     $3,803
 Net realized loss
 from security
 transactions.......       (22)      ($30)    ($1,867)  ($5,746)       (87)    (17,739)      (2,125)    (3,476)   ($1,021)
 Net unrealized
 appreciation
 (depreciation) on
 investments........      (855)        49        (884)    4,522        (29)    (10,548)      (1,336)   (10,984)       186
                     ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations.....      (874)        19      (2,751)   (1,224)      (111)      8,469       (3,302)   (10,657)      (835)
                     ------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net
 premiums...........       755        214       4,137     2,590      1,015      17,126        3,003      7,760        644
 Transfers between
 variable accounts,
 net................    16,338      4,351      (1,832)     (708)     2,736        (289)       9,875      5,812         (6)
 Transfers--policy
 charges and
 deductions.........      (251)       (74)     (1,462)     (901)      (318)     (7,938)      (1,100)    (2,651)      (300)
 Transfers--
 surrenders.........        (2)        (1)       (319)     (283)       (64)     (4,697)        (398)      (404)       (58)
 Transfers--other...      (107)       (47)       (363)     (249)      (291)     (1,729)        (677)      (628)       (72)
                     ------------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy
Transactions........    16,733      4,443         161       449      3,078       2,473       10,703      9,889        208
                     ------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS..............    15,859      4,462      (2,590)     (775)     2,967      10,942        7,401       (768)      (627)
                     ------------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Period.............                           35,882    21,137      5,939     239,998       20,316     64,261      5,420
                     ------------------------------------------------------------------------------------------------------
 End of Period......   $15,859     $4,462     $33,292   $20,362     $8,906    $250,940      $27,717    $63,493     $4,793
                     ------------------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                          Financial    Health                 Telecom-    Multi-    Equity   Strategic  Growth   Focused
                          Services    Sciences   Technology  munications Strategy   Income     Value      LT        30
                          Variable    Variable    Variable    Variable   Variable  Variable  Variable  Variable  Variable
                         Account (1) Account (1) Account (1) Account (1) Account   Account    Account  Account   Account
                         ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net Investment Income..                                                   $2,441    $2,755       $5    $66,963       $1
 Net realized gain
 (loss) from security
 transactions...........      ($1)       ($22)      ($143)      ($41)       1,660     4,698      (43)    11,511      (93)
 Net unrealized
 appreciation
 (depreciation) on
 investments............       38         135        (260)       (57)      (4,697)  (16,009)     (45)  (163,625)    (223)
                         ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............       37         113        (403)       (98)        (596)   (8,556)     (83)   (85,151)    (315)
                         ------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............      120         204         182         72        7,528    14,495      304     39,420      280
 Transfers between
 variable accounts, net.    1,477       2,872       3,494        444        4,180    (4,716)   1,797     13,473      679
 Transfers--policy
 charges and deductions.      (30)        (54)        (60)       (18)      (4,002)   (6,900)     (77)   (16,320)     (77)
 Transfers--surrenders..      (15)        (18)        (19)        (6)      (2,034)   (3,089)      (7)    (7,812)     (19)
 Transfers--other.......       10          (8)        (11)        (7)      (1,514)   (1,747)      (9)    (3,361)
                         ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    1,562       2,996       3,586        485        4,158    (1,957)   2,008     25,400      863
                         ------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    1,599       3,109       3,183        387        3,562   (10,513)   1,925    (59,751)     548
                         ------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period....                                                  157,104   222,967      879    480,944    1,105
                         ------------------------------------------------------------------------------------------------
 End of Period..........   $1,599      $3,109      $3,183       $387     $160,666  $212,454   $2,804   $421,193   $1,653
                         ------------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                     Mid-Cap   International    Capital      Mid-Cap     Global     Equity   Small-Cap            Inflation
                      Value        Value     Opportunities   Growth      Growth     Index      Index     REIT      Managed
                     Variable    Variable      Variable     Variable    Variable   Variable  Variable  Variable   Variable
                     Account      Account     Account (1)  Account (1) Account (1) Account    Account  Account   Account (2)
                     -------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS
 Net Investment
 Income............   $1,266       $4,269                                            $3,772    $1,679     $146        $793
 Net realized gain
 (loss) from
 security
 transactions......      419       (4,624)        ($12)         ($6)       ($2)       9,220      (173)     170        (141)
 Net unrealized
 appreciation
 (depreciation) on
 investments.......    1,668      (31,090)        (359)         (81)       (15)     (44,785)     (311)     812         261
                     -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations.....    3,353      (31,445)        (371)         (87)       (17)     (31,793)    1,195    1,128         913
                     -------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net
 premiums..........    4,662       15,841          363          301         44       42,063     1,567    1,571       2,907
 Transfers between
 variable accounts,
 net...............   24,249       (2,199)       6,214        2,891        413       11,857     3,022    2,514       2,489
 Transfers--policy
 charges and
 deductions........   (1,480)      (6,231)        (109)         (49)        (8)     (15,983)     (663)    (579)     (1,205)
 Transfers--
 surrenders........     (236)      (2,722)         (15)         (49)       (14)      (6,817)     (110)     (45)       (486)
 Transfers--other..     (653)      (1,488)         (58)         (28)         1       (2,633)     (121)    (308)       (199)
                     -------------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy
Transactions.......   26,542        3,201        6,395        3,066        436       28,487     3,695    3,153       3,506
                     -------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS.............   29,895      (28,244)       6,024        2,979        419       (3,306)    4,890    4,281       4,419
                     -------------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Period............   23,499      208,380                                           449,400    16,172   13,231      31,466
                     -------------------------------------------------------------------------------------------------------
 End of Period.....  $53,394     $180,136       $6,024       $2,979       $419     $446,094   $21,062  $17,512     $35,885
                     -------------------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                         Managed    Money    High Yield Large-Cap
                           Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                         Variable  Variable   Variable   Variable Account   Account   Account   Account
                         Account   Account    Account    Account     I         II       III        IV
                         -------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net Investment Income..   $4,790    $5,043    $2,522    $1,502       $56        $2      $139       $15
 Net realized gain
 (loss) from  security
 transactions...........       45       (74)   (1,507)      194       369    (1,436)   (3,460)     (270)
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (1,080)      150       (94)   (2,980)   (2,142)     (798)    4,018      (398)
                         -------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    3,755     5,119       921    (1,284)   (1,717)   (2,232)      697      (653)
                         -------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............   13,089   169,581     3,378     4,355     2,094     1,577     1,375     1,074
 Transfers between
 variable accounts, net.   13,841  (169,546)    4,813    33,240       582       903     2,813     1,954
 Transfers--policy
 charges and deductions.   (5,041)   (9,558)   (1,573)   (1,569)     (672)     (400)     (482)     (260)
 Transfers--surrenders..   (1,994)   (6,631)   (1,104)     (134)     (288)     (235)     (446)     (442)
 Transfers--other.......   (1,130)   (3,210)     (396)     (304)     (715)      (35)      (45)      (79)
                         -------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............   18,765   (19,364)    5,118    35,588     1,001     1,810     3,215     2,247
                         -------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........   22,520   (14,245)    6,039    34,304      (716)     (422)    3,912     1,594
                         -------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period....  165,061   202,545    42,516    23,077    23,748    13,102    14,594     7,823
                         -------------------------------------------------------------------------------
 End of Period.......... $187,581  $188,300   $48,555   $57,381   $23,032   $12,680   $18,506    $9,417
                         -------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Aggressive Emerging  Diversified Small-Cap  International              I-Net     Multi-    Equity
                            Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                           Variable  Variable   Variable   Variable     Variable    Variable   Variable   Variable  Variable
                           Account   Account   Account (1)  Account    Account (1)  Account   Account (1) Account   Account
                          --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net Investment Income..    $1,226       $12        $16     $22,131          $17     $4,305                $15,492   $20,983
 Net realized gain
 (loss) from security
 transactions...........     1,368     2,174         33      37,014         (899)     4,154       ($39)      1,836     6,806
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (11,733)  (12,692)        13    (130,859)      (1,783)   (28,706)    (2,237)    (16,234)  (43,571)
                          --------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    (9,139)  (10,506)        62     (71,714)      (2,665)   (20,247)    (2,276)      1,094   (15,782)
                          --------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............     9,760     5,600        834      38,899        4,114     17,220      1,210      15,754    33,109
 Transfers between
 variable accounts, net.     6,623     8,725      5,218      16,628       20,341     14,858      7,035      (1,013)    1,768
 Transfers--policy
 charges and deductions.    (2,604)   (1,542)      (157)    (14,915)        (794)    (4,462)      (272)     (6,614)  (11,919)
 Transfers--surrenders..      (944)     (570)        (3)    (12,744)        (114)    (1,490)       (13)     (2,799)   (6,034)
 Transfers--other.......      (849)     (480)       (15)     (5,225)        (566)    (1,217)      (264)     (1,215)   (3,641)
                          --------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....    11,986    11,733      5,877      22,643       22,981     24,909      7,696       4,113    13,283
                          --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     2,847     1,227      5,939     (49,071)      20,316      4,662      5,420       5,207    (2,499)
                          --------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......    33,035    19,910                289,069                  59,599                151,897   225,466
                          --------------------------------------------------------------------------------------------------
 End of Year............   $35,882   $21,137     $5,939    $239,998      $20,316    $64,261     $5,420    $157,104  $222,967
                          --------------------------------------------------------------------------------------------------

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, and May 1, 2000 for the I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Strategic   Growth     Focused   Mid-Cap   International  Equity   Small-Cap            Inflation
                            Value       LT         30       Value        Value      Index      Index     REIT      Managed
                          Variable   Variable   Variable   Variable    Variable    Variable  Variable  Variable   Variable
                         Account (1) Account   Account (1) Account      Account    Account    Account  Account   Account (2)
                         ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net Investment Income.       $1      $86,293        $5       $192       $6,503      $9,274      $240     $406      $1,405
 Net realized gain
 (loss) from security
 transactions..........                54,726        (4)     1,064        3,605      27,250       (19)     537        (359)
 Net unrealized
 appreciation
 (depreciation) on
 investments...........      (11)    (277,267)     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794
                         ---------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations........      (10)    (136,248)     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840
                         ---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums..............       52       84,921        43      4,295       36,625      92,486     4,652    1,931       4,994
 Transfers between
 variable accounts,
 net...................      861       55,046     1,263     12,071        2,733      13,565     8,085    7,479       4,631
 Transfers--policy
 charges and
 deductions............       (8)     (30,926)      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)
 Transfers--surrenders.               (17,105)                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)
 Transfers--other......      (16)     (11,190)      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)
                         ---------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions....      889       80,746     1,254     15,089       18,242      60,148    11,456    8,475       6,408
                         ---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      879      (55,502)    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248
                         ---------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.....               536,446                5,208      215,349     434,565     6,426    2,643      22,218
                         ---------------------------------------------------------------------------------------------------
 End of Year...........     $879     $480,944    $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466
                         ---------------------------------------------------------------------------------------------------

(1) Operations commenced on October 2, 2000.

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                               High     Large-
                         Managed    Money     Yield      Cap
                           Bond     Market     Bond     Value    Variable  Variable  Variable  Variable
                         Variable  Variable  Variable  Variable  Account   Account   Account   Account
                         Account   Account   Account   Account      I         II       III        IV
                         ------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net Investment Income..   $8,482    $9,399   $4,404      $217    $1,858    $1,826    $3,567    $1,054
 Net realized gain
 (loss) from security
 transactions...........     (737)      245   (4,022)      785       305     1,170     1,545       318
 Net unrealized
 appreciation
 (depreciation) on
 investments............    7,338      (175)  (2,080)      781      (879)   (6,036)   (6,187)   (2,074)
                         ------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............   15,083     9,469   (1,698)    1,783     1,284    (3,040)   (1,075)     (702)
                         ------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............   20,167   316,982    8,079     5,067     4,882     3,857     3,548     1,298
 Transfers between
 variable accounts, net.   26,330  (220,717)  (7,770)   12,710     9,591    (7,257)    5,683     2,156
 Transfers--policy
 charges and deductions.   (6,394)  (15,498)  (2,543)   (1,110)     (902)     (716)     (713)     (336)
 Transfers--surrenders..   (3,001)  (10,933)  (1,322)     (186)     (636)     (917)     (793)     (515)
 Transfers--other.......   (1,321)   (7,804)    (262)     (565)     (398)     (447)     (519)      (83)
                         ------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............   35,781    62,030   (3,818)   15,916    12,537    (5,480)    7,206     2,520
                         ------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........   50,864    71,499   (5,516)   17,699    13,821    (8,520)    6,131     1,818
                         ------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......  114,197   131,046   48,032     5,378     9,927    21,622     8,463     6,005
                         ------------------------------------------------------------------------------
 End of Year............ $165,061  $202,545  $42,516   $23,077   $23,748   $13,102   $14,594    $7,823
                         ------------------------------------------------------------------------------

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirty-five subaccounts called Variable
Accounts: the Blue Chip, Aggressive Growth, Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of June 30, 2001. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included with this report under Sections B through E or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Tele-communications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six-month period ended June 30, 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, Aggressive Equity, Emerging Markets, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of June 30, 2001 were as follows (amounts in thousands):

                                                                              Variable Accounts
                                          -----------------------------------------------------------------------------------------
                                             Blue    Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                                           Chip (1)  Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                                          -----------------------------------------------------------------------------------------
Total cost of investments at beginning of
 period                                                            $42,926     $28,766       $5,926      $306,981        $22,104
Add: Total net proceeds from policy
     transactions                           $16,853    $4,607        5,197      11,671        6,510        42,432         19,724
     Reinvested distributions from the
      Funds:
     (a) Net investment income                    3                                               5           302            159
     (b) Net realized gain                                                                                 36,454
                                          -----------------------------------------------------------------------------------------
                 Sub-Total                   16,856     4,607       48,123      40,437       12,441       386,169         41,987
Less: Cost of investments disposed during
      the period                                142       194        6,904      16,968        3,519        57,698         11,151
                                          -----------------------------------------------------------------------------------------
Total cost of investments at end of
 period                                      16,714     4,413       41,219      23,469        8,922       328,471         30,836
Add: Unrealized appreciation
     (depreciation)                            (855)       49       (7,927)     (3,107)         (16)      (77,531)        (3,119)
                                          -----------------------------------------------------------------------------------------
Total market value of investments at end
 of period                                  $15,859    $4,462      $33,292     $20,362       $8,906      $250,940        $27,717
                                          -----------------------------------------------------------------------------------------

                                                       I-Net     Financial      Health       Tech-       Telecom-        Multi-
                                            Equity   Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                                          -----------------------------------------------------------------------------------------
Total cost of investments at beginning of
 period                                     $82,101    $7,665                                                           $156,374
Add: Total net proceeds from policy
     transactions                            19,705     1,840       $1,591      $5,223       $4,025          $569         15,487
     Reinvested distributions from the
      Funds:
     (a) Net investment income                                                                                             2,155
     (b) Net realized gain                    3,803                                                                          286
                                          -----------------------------------------------------------------------------------------
                 Sub-Total                  105,609     9,505        1,591       5,223        4,025           569        174,302
Less: Cost of investments disposed during
 the period                                  13,290     2,661           31       2,249          582           125          9,669
                                          -----------------------------------------------------------------------------------------
Total cost of investments at end of
 period                                      92,319     6,844        1,560       2,974        3,443           444        164,633
Add: Unrealized appreciation
     (depreciation)                         (28,826)   (2,051)          39         135         (260)          (57)        (3,967)
                                          -----------------------------------------------------------------------------------------
Total market value of investments at end
 of period                                  $63,493    $4,793       $1,599      $3,109       $3,183          $387       $160,666
                                          -----------------------------------------------------------------------------------------

                                                                                                          Inter-         Capital
                                            Equity   Strategic                 Focused      Mid-Cap      national      Opportuni-
                                            Income     Value     Growth LT        30         Value         Value        ties (1)
                                          -----------------------------------------------------------------------------------------
Total cost of investments at beginning of
 period                                    $227,421      $890     $488,298      $1,256      $21,488      $216,468
Add: Total net proceeds from policy
     transactions                            15,601    $3,079       53,570      $1,149       29,556        27,863         $6,465
     Reinvested distributions from the
      Funds:
     (a) Net investment income                  327         5        4,087           1           59         1,220
     (b) Net realized gain                    2,428                 62,876                    1,207         3,049
                                          -----------------------------------------------------------------------------------------
                 Sub-Total                  245,777     3,974      608,831       2,406       52,310       248,600          6,465
Less: Cost of investments disposed during
      the period                             12,862     1,114       16,659         380        2,596        29,286             83
                                          -----------------------------------------------------------------------------------------
Total cost of investments at end of
 period                                     232,915     2,860      592,172       2,026       49,714       219,314          6,382
Add: Unrealized appreciation
     (depreciation)                         (20,463)      (56)    (170,979)       (373)       3,680       (39,178)          (358)
                                          -----------------------------------------------------------------------------------------
Total market value of investments at end
 of period                                 $212,452    $2,804     $421,193      $1,653      $53,394      $180,136         $6,024
                                          -----------------------------------------------------------------------------------------

                                           Mid-Cap     Global                 Small-Cap                  Inflation
                                          Growth (1) Growth (1) Equity Index    Index        REIT       Managed (2)   Managed Bond
                                          -----------------------------------------------------------------------------------------
Total cost of investments at beginning of
 period                                                           $395,037     $17,437      $12,201       $30,840       $164,249
Add: Total net proceeds from policy
     transactions                            $4,871      $457       49,004       5,897        4,693        10,296         27,582
     Reinvested distributions from the
      Funds:
     (a) Net investment income                                       2,133          45           85           793          4,790
     (b) Net realized gain                                           1,639       1,634           61
                                          -----------------------------------------------------------------------------------------
                 Sub-Total                    4,871       457      447,813      25,013       17,040        41,929        196,621
Less: Cost of investments disposed during
      the period                              1,811        23       11,298       2,376        1,370         6,930          8,771
                                          -----------------------------------------------------------------------------------------
Total cost of investments at end of
 period                                       3,060       434      436,515      22,637       15,670        34,999        187,850
Add: Unrealized appreciation
     (depreciation)                             (81)      (15)       9,579      (1,575)       1,842           886           (269)
                                          -----------------------------------------------------------------------------------------
Total market value of investments at end
 of period                                   $2,979      $419     $446,094     $21,062      $17,512       $35,885       $187,581
                                          -----------------------------------------------------------------------------------------

------------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).
(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


                                                                                 Variable Accounts
                                                        -----------------------------------------------------------------
                                                         Money    High Yield Large-Cap
                                                         Market      Bond      Value      I       II       III      IV
                                                        -----------------------------------------------------------------
Total cost of investments at beginning of period        $202,967   $46,893    $22,237  $23,185  $16,753  $18,615  $9,207
Add: Total net proceeds from policy transactions         185,784    16,737     37,955    5,295    4,209   14,359   3,512
     Reinvested distributions from the Funds:
     (a) Net investment income                             5,043     2,522         99        7        2               15
     (b) Net realized gain                                                      1,403       49               139
                                                        -----------------------------------------------------------------
                 Sub-Total                               393,794    66,152     61,694   28,536   20,964   33,113  12,734
Less: Cost of investments disposed during the period     205,222    13,127      2,173    3,925    3,835   14,603   1,535
                                                        -----------------------------------------------------------------
Total cost of investments at end of period               188,572    53,025     59,521   24,611   17,129   18,510  11,199
Add: Unrealized depreciation                                (272)   (4,470)    (2,140)  (1,579)  (4,449)      (4) (1,782)
                                                        -----------------------------------------------------------------
Total market value of investments at end of period      $188,300   $48,555    $57,381  $23,032  $12,680   18,506  $9,417
                                                        -----------------------------------------------------------------

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the period ended June 30, 2001 and the selected accumulation unit information as of June 30, 2001 were as follows (units in thousands):

                                                                             Variable Accounts
                                            ---------------------------------------------------------------------------------------
                                              Blue   Aggressive Aggressive    Emerging    Diversified   Small-Cap     International
                                            Chip (1) Growth (1)   Equity       Markets     Research       Equity        Large-Cap
                                            ---------------------------------------------------------------------------------------
Total units outstanding at beginning of
 period                                                            2,798        3,028          522         5,308          2,589
Increase (decrease) in units resulting from
 policy transactions:
 (a) Transfer of net premiums                    86        23        366          373           91           382            408
 (b) Transfers between variable accounts,
     net                                      1,822       466       (153)         (89)         244            (6)         1,344
 (c) Transfers--policy charges and
     deductions                                 (28)       (8)      (130)        (131)         (29)         (178)          (150)
 (d) Transfers--surrenders                                           (28)         (40)          (6)         (106)           (53)
 (e) Transfers--other                           (12)       (2)       (34)         (35)         (26)          (39)           (95)
                                            ---------------------------------------------------------------------------------------
                 Sub-Total                    1,868       479         21           78          274            53          1,454
                                            ---------------------------------------------------------------------------------------
Total units outstanding at end of period      1,868       479      2,819        3,106          796         5,361          4,043
                                            ---------------------------------------------------------------------------------------

Accumulation Unit Value:
                 At beginning of period      $10.00    $10.00     $12.82        $6.98       $11.38        $45.22          $7.85
                 At end of period             $8.49     $9.31     $11.81        $6.56       $11.19        $46.81          $6.85

                                                       I-Net     Financial      Health       Tech-       Telecom-        Multi-
                                             Equity  Tollkeeper Services (1) Sciences (1)  nology (1) munications (1)   Strategy
                                            ---------------------------------------------------------------------------------------
Total units outstanding at beginning of
 period                                       4,147       800                                                             4,239
Increase (decrease) in units resulting from
 policy transactions:
 (a) Transfer of net premiums                   560       107         13           21           24            11            205
 (b) Transfers between variable accounts,
     net                                        367        (2)       155          298          410            54            120
 (c) Transfers--policy charges and
     deductions                                (192)      (50)        (3)          (6)          (8)           (2)          (109)
 (d) Transfers--surrenders                      (28)       (8)        (2)          (2)          (2)           (1)           (55)
 (e) Transfers--other                           (42)      (18)         1           (1)          (1)           (2)           (41)
                                            ---------------------------------------------------------------------------------------
                 Sub-Total                      665        29        164          310          423            60            120
                                            ---------------------------------------------------------------------------------------
Total units outstanding at end of period      4,812       829        164          310          423            60          4,359
                                            ---------------------------------------------------------------------------------------

Accumulation Unit Value:
                 At beginning of period      $15.50     $6.78     $10.00       $10.00       $10.00        $10.00         $37.06
                 At end of period            $13.20     $5.78      $9.74       $10.01        $7.52         $6.47         $36.86

------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                                                     Variable Accounts
                                                           -----------------------------------------------------------------------
                                                                                                               Inter-    Capital
                                                             Equity   Strategic             Focused  Mid-Cap  national  Opportuni-
                                                             Income     Value    Growth LT    30      Value     Value    ties (1)
                                                           -----------------------------------------------------------------------
Total units outstanding at beginning of period                4,665         90     9,673       134    1,819     8,754
Increase (decrease) in units resulting from policy
 transactions:
         (a) Transfer of net premiums                           312         31       901        37      346       735         41
         (b) Transfers between variable accounts, net          (103)       182       258        86    1,762       (99)       662
         (c) Transfers--policy charges and deductions          (149)        (7)     (374)      (11)    (110)     (288)       (12)
         (d) Transfers--surrenders                              (65)        (1)     (176)       (3)     (17)     (126)        (2)
         (e) Transfers--other                                   (39)        (1)      (81)               (46)      (69)        (6)
                                                           -----------------------------------------------------------------------
                         Sub-Total                              (44)       204       528       109    1,935       153        683
                                                           -----------------------------------------------------------------------
Total units outstanding at end of period                      4,621        294    10,201       243    3,754     8,907        683
                                                           -----------------------------------------------------------------------

Accumulation Unit Value: At beginning of period              $47.80      $9.78    $49.72     $8.26   $12.92    $23.80     $10.00
                         At end of period                    $45.97      $9.54    $41.29     $6.79   $14.22    $20.22      $8.83

                                                            Mid-Cap     Global    Equity   Small-Cap          Inflation  Managed
                                                           Growth (1) Growth (1)   Index     Index    REIT   Managed (2)   Bond
                                                           -----------------------------------------------------------------------
Total units outstanding at beginning of period                                     9,728     1,429      998     1,209      6,071
Increase (decrease) in units resulting from policy
 transactions:
         (a) Transfer of net premiums                            32          5       961       139      118       109        470
         (b) Transfers between variable accounts, net           296         44       256       266      190        93        497
         (c) Transfers--policy charges and deductions            (5)        (1)     (364)      (59)     (44)      (45)      (181)
         (d) Transfers--surrenders                               (5)        (1)     (154)      (10)      (3)      (18)       (72)
         (e) Transfers--other                                    (4)                 (60)      (10)     (23)       (7)       (40)
                                                           -----------------------------------------------------------------------
                         Sub-Total                              314         47       639       326      238       132        674
                                                           -----------------------------------------------------------------------
Total units outstanding at end of period                        314         47    10,367     1,755    1,236     1,341      6,745
                                                           -----------------------------------------------------------------------

Accumulation Unit Value: At beginning of period              $10.00     $10.00    $46.20    $11.32   $13.26    $26.03     $27.19
                         At end of period                     $9.49      $9.00    $43.03    $12.00   $14.17    $26.77     $27.81

                                                             Money    High Yield Large-Cap
                                                             Market      Bond      Value       I       II        III        IV
                                                           -----------------------------------------------------------------------
Total units outstanding at beginning of period               10,749      1,581     1,840     1,288      599       724        421
Increase (decrease) in units resulting from policy
 transactions:
         (a) Transfer of net premiums                         8,902        120       341       117       82        67         62
         (b) Transfers between variable accounts, net        (8,878)       174     2,570        32       36       139        112
         (c) Transfers--policy charges and deductions          (501)       (56)     (123)      (38)     (21)      (24)       (15)
         (d) Transfers--surrenders                             (346)       (39)      (11)      (16)     (12)      (21)       (25)
         (e) Transfers--other                                  (169)       (14)      (25)      (39)      (2)       (2)        (5)
                                                           -----------------------------------------------------------------------
                         Sub-Total                             (992)       185     2,752        56       83       159        129
                                                           -----------------------------------------------------------------------
Total units outstanding at end of period                      9,757      1,766     4,592     1,344      682       883        550
                                                           -----------------------------------------------------------------------

Accumulation Unit Value: At beginning of period              $18.84     $26.89    $12.54    $18.44   $21.88    $20.16     $18.58
                         At end of period                    $19.30     $27.49    $12.49    $17.14   $18.59    $20.96     $17.12

------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).
(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                             --------------------